UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-4946

THOMPSON IM FUNDS, INC.
(Exact name of registrant as specified in charter)

918 Deming Way
Madison, WI 53717
(Address of principal executive offices)--(Zip code)

Jason L. Stephens
Chief Executive Officer
Thompson IM Funds, Inc.
918 Deming Way
Madison, Wisconsin 53717
(Name and address of agent for service)

With a copy to:

Fredrick G. Lautz, Esq.
Quarles & Brady LLP
411 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Registrant's telephone number, including area code: (608) 827-5700

Date of fiscal year end: November 30, 2015

Date of reporting period: August 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.8%

Consumer Discretionary - 16.7%
Auto Components - 1.4%
Johnson Controls, Inc.	38,400	$1,579,776

Automobiles - 1.1%
Harley-Davidson, Inc.	22,300	1,249,915

Distributors - 1.0%
LKQ Corp. (a)	35,275	1,057,897

Household Durables - 2.4%
D.R. Horton, Inc.	29,025	881,489
Jarden Corp. (a)	23,290	1,195,709
TopBuild Corp. (a)	18,077	573,402
		2,650,600
Leisure Products - 0.6%
Brunswick Corp.	13,850	688,484

Media - 5.0%
CBS Corp. Class B	30,700	1,388,868
The Walt Disney Co.	8,450	860,886
Time Warner Inc.	15,225	1,082,497
Viacom Inc. Class B	55,425	2,259,677
		5,591,928
Multiline Retail - 2.9%
Kohl's Corp.	26,635	1,359,184
Target Corp.	23,910	1,858,046
		3,217,230
Specialty Retail - 1.8%
Bed Bath & Beyond Inc. (a)	22,875	1,420,766
Lumber Liquidators Holdings, Inc. (a)	36,650	553,782
		1,974,548
Textiles, Apparel & Luxury Goods - 0.5%
Hanesbrands, Inc.	17,900	538,969

Consumer Staples - 5.9%
Food & Staples Retailing - 4.2%
CVS Health Corp.	11,050	1,131,520
Walgreens Boots Alliance, Inc.	21,950	1,899,772
Wal-Mart Stores, Inc.	25,250	1,634,432
		4,665,724
Household Products - 1.7%
Kimberly-Clark Corp.	10,225	1,089,269
The Procter & Gamble Co.	10,550	745,568
		1,834,837

1

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Energy - 11.7%
Energy Equipment & Services - 1.5%
Schlumberger Ltd.	21,369	$1,653,320

Oil, Gas & Consumable Fuels - 10.2%
Apache Corp.	21,075	953,433
Chevron Corp.	32,395	2,623,671
Devon Energy Corp.	26,150	1,115,559
EOG Resources, Inc.	13,725	1,074,805
Exxon Mobil Corp.	49,620	3,733,409
Noble Energy, Inc.	27,625	922,951
PetroChina Co. Ltd. ADR	11,050	923,117
		11,346,945
Financials - 18.0%
Banks - 13.2%
Associated Banc-Corp	71,615	1,314,851
Bank of America Corp.	179,450	2,932,213
CIT Group Inc.	34,550	1,500,852
Citigroup Inc.	49,350	2,639,238
First Horizon National Corp.	94,185	1,368,508
JPMorgan Chase & Co.	38,975	2,498,297
PNC Financial Services Group, Inc.	11,305	1,030,112
SunTrust Banks, Inc.	16,750	676,198
Zions Bancorporation	24,375	706,875
		14,667,144
Capital Markets - 2.8%
Northern Trust Corp.	18,245	1,274,231
State Street Corp.	25,200	1,812,384
		3,086,615
Consumer Finance - 0.5%
Discover Financial Services	10,620	570,613

Insurance - 1.0%
Aflac, Inc.	18,760	1,099,336

Real Estate Investment Trusts - 0.5%
DiamondRock Hospitality Co.	42,475	499,506
Host Hotels & Resorts Inc.	4,150	73,580
		573,086

2

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Health Care - 12.3%
Biotechnology - 4.6%
Amgen Inc.	7,290	$1,106,476
Baxalta Inc.	15,710	552,207
Celgene Corp. (a)	15,050	1,777,104
Exact Sciences Corp. (a)	75,400	1,667,094
		5,102,881
Health Care Equipment & Supplies - 1.6%
Hologic, Inc. (a)	20,825	808,218
ResMed Inc.	8,575	445,386
Zimmer Biomet Holdings, Inc.	5,525	572,169
		1,825,773
Health Care Providers & Services - 4.2%
Express Scripts Holding Co. (a)	26,400	2,207,040
Hanger, Inc. (a)	44,700	801,471
McKesson Corp.	8,260	1,632,011
		4,640,522
Pharmaceuticals - 1.9%
AbbVie Inc.	17,000	1,060,970
Johnson & Johnson	11,610	1,091,108
		2,152,078
Industrials - 11.3%
Air Freight & Logistics - 1.0%
FedEx Corp.	7,475	1,125,810

Building Products - 1.6%
Masco Corp.	67,200	1,762,656

Electrical Equipment - 4.2%
ABB Ltd. ADR	103,775	2,003,895
Emerson Electric Co.	25,825	1,232,369
Rockwell Automation, Inc.	12,525	1,400,671
		4,636,935
Industrial Conglomerates - 3.0%
General Electric Co.	90,450	2,244,969
3M Co.	7,570	1,076,000
		3,320,969
Machinery - 1.5%
Illinois Tool Works Inc.	12,975	1,096,777
Ingersoll-Rand PLC	9,775	540,460
		1,637,237

3

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Information Technology - 22.4%
Communications Equipment - 5.4%
Cisco Systems, Inc.	82,985	$2,147,652
Lumentum Holdings Inc. (a)	39,107	771,972
Qualcomm, Inc.	36,280	2,052,722
Viavi Solutions Inc. (a)	195,535	1,050,023
		6,022,369
Electronic Equipment, Instruments & Components - 1.4%
Corning Inc.	76,775	1,321,298
Maxwell Technologies, Inc. (a)	43,697	233,342
		1,554,640
Internet Software & Services - 3.5%
eBay Inc. (a)	18,570	503,433
Google Inc. Class A (a)	5,145	3,333,034
		3,836,467
IT Services - 2.3%
Alliance Data Systems Corp. (a)	4,250	1,093,057
PayPal Holdings, Inc. (a)	18,570	649,950
Visa Inc. Class A	11,600	827,080
		2,570,087
Semiconductors & Semiconductor Equipment - 3.3%
Intel Corp.	35,925	1,025,299
Linear Technology Corp.	19,570	788,280
Maxim Integrated Products, Inc.	26,455	890,740
NXP Semiconductors N.V. (a)	11,900	1,007,335
		3,711,654
Software - 4.5%
Microsoft Corp.	76,351	3,322,796
Oracle Corp.	44,750	1,659,777
		4,982,573
Technology Hardware, Storage & Peripherals - 2.0%
EMC Corp.	47,475	1,180,703
Hewlett-Packard Co.	38,025	1,066,981
		2,247,684
Materials - 1.5%
Metals & Mining - 1.5%
Freeport-McMoRan Inc.	154,625	1,645,210

TOTAL COMMON STOCKS (COST $105,999,127)		110,822,512

4

THOMPSON IM FUNDS, INC.
THOMPSON LARGECAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.0%

Money Market Funds - 0.0%
Fidelity Money Market Portfolio Class I, 0.133% (b)	52,675	$52,675

Total Money Market Funds		52,675

TOTAL SHORT-TERM INVESTMENTS (COST $52,675)		52,675

TOTAL INVESTMENTS - 99.8% (COST $106,051,802)		110,875,187

NET OTHER ASSETS AND LIABILITIES - 0.2%		218,966

NET ASSETS - 100.0%		$111,094,153

(a)	Non-income producing security.
(b)	Represents the 7-day yield at August 31, 2015.

ADR:	American Depositary Receipt
N.V.:	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC:	Public Limited Company

At August 31, 2015, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$106,267,654
Unrealized appreciation	$15,825,030
Unrealized depreciation	$(11,217,497)
Net unrealized appreciation (depreciation)	$4,607,533

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

5

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%

Consumer Discretionary - 21.2%
Automobiles - 1.4%
Harley-Davidson, Inc.	9,725	$545,086

Distributors - 1.7%
LKQ Corp. (a)	21,720	651,383

Household Durables - 5.9%
D.R. Horton, Inc.	17,375	527,679
Jarden Corp. (a)	15,443	792,844
PulteGroup Inc.	18,300	378,627
Toll Brothers, Inc. (a)	4,800	177,456
TopBuild Corp. (a)	13,300	421,876
		2,298,482
Leisure Products - 1.1%
Brunswick Corp.	8,275	411,350

Multiline Retail - 2.4%
Kohl's Corp.	12,835	654,970
Nordstrom, Inc.	3,800	276,944
		931,914
Specialty Retail - 5.3%
Bed Bath & Beyond Inc. (a)	12,555	779,791
Chico's FAS, Inc.	19,725	294,100
Lumber Liquidators Holdings, Inc. (a)	25,000	377,750
Urban Outfitters, Inc. (a)	19,000	586,340
		2,037,981
Textiles, Apparel & Luxury Goods - 3.4%
Coach, Inc.	11,555	349,539
Hanesbrands, Inc.	21,660	652,183
Michael Kors Holdings Ltd. (a)	7,125	309,652
		1,311,374
Consumer Staples - 3.7%
Food & Staples Retailing - 1.0%
The Fresh Market, Inc. (a)	18,550	399,381

Food Producers - 2.7%
Ingredion Inc.	2,475	213,692
Inventure Foods, Inc. (a)	46,425	401,576
The J. M. Smucker Co.	3,687	434,034
		1,049,302

1

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Energy - 4.7%
Energy Equipment & Services - 1.6%
FMC Technologies, Inc. (a)	9,625	$334,757
Helmerich & Payne, Inc.	4,785	282,363
		617,120
Oil, Gas & Consumable Fuels - 3.1%
Cameco Corp.	14,025	197,192
Denbury Resources Inc.	6,910	29,989
Murphy Oil Corp.	5,701	176,731
Noble Energy, Inc.	17,475	583,840
Pioneer Natural Resources Co.	1,675	206,126
		1,193,878
Financials - 20.1%
Banks - 9.3%
Associated Banc-Corp	39,805	730,820
CIT Group Inc.	18,680	811,459
First Horizon National Corp.	60,270	875,723
Regions Financial Corp.	22,135	212,275
SunTrust Banks, Inc.	10,495	423,683
Zions Bancorporation	18,110	525,190
		3,579,150
Capital Markets - 2.9%
Eaton Vance Corp.	10,920	378,596
Northern Trust Corp.	10,855	758,113
		1,136,709
Consumer Finance - 1.2%
Discover Financial Services	8,829	474,382

Insurance - 1.7%
Cincinnati Financial Corp.	5,315	278,134
Unum Group	11,555	387,555
		665,689
Real Estate Investment Trusts - 3.5%
Annaly Capital Management Inc.	41,250	414,975
DiamondRock Hospitality Co.	26,450	311,052
Host Hotels & Resorts Inc.	17,835	316,215
LaSalle Hotel Properties	9,520	299,499
		1,341,741
Thrifts & Mortgage Finance - 1.5%
Flagstar Bancorp, Inc. (a)	28,325	575,847

2

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Health Care - 13.7%
Biotechnology - 2.7%
Exact Sciences Corp. (a)	37,350	$825,808
Myriad Genetics, Inc. (a)	5,225	196,251
		1,022,059
Health Care Equipment & Supplies - 4.9%
Hologic, Inc. (a)	9,675	375,487
Natus Medical Inc. (a)	4,725	192,213
ResMed Inc.	11,046	573,729
Thoratec Corp. (a)	6,000	376,920
Zimmer Biomet Holdings, Inc.	3,675	380,583
		1,898,932
Health Care Providers & Services - 3.3%
Hanger, Inc. (a)	36,525	654,893
McKesson Corp.	1,365	269,697
Patterson Cos., Inc.	7,780	356,557
		1,281,147
Health Care Technology - 1.6%
MedAssets Inc. (a)	29,190	616,493

Life Sciences Tools & Services - 0.2%
Fluidigm Corp. (a)	7,200	87,768

Pharmaceuticals - 1.0%
Jazz Pharmaceuticals PLC (a)	2,300	388,286

Industrials - 13.8%
Air Freight & Logistics - 1.4%
Expeditors Int'l. of Washington, Inc.	10,900	533,773

Building Products - 2.9%
A.O. Smith Corp.	2,000	129,020
Masco Corp.	24,325	638,045
USG Corp. (a)	11,475	350,102
		1,117,167
Electrical Equipment - 3.3%
Plug Power, Inc. (a)	99,500	170,145
Regal Beloit Corp.	7,405	493,691
Rockwell Automation, Inc.	5,600	626,248
		1,290,084
Machinery - 5.2%
Allison Transmission Holdings, Inc.	13,325	381,095
Ingersoll-Rand PLC	10,000	552,900
Mueller Water Products, Inc. Class A	33,700	301,615
SPX Corp. (a)	12,950	760,553
		1,996,163
Trading Companies & Distributors - 1.0%
W.W. Grainger, Inc.	1,788	399,511

3

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS (continued)

Information Technology - 17.3%
Communications Equipment - 1.7%
Lumentum Holdings Inc. (a)	14,456	$285,365
Viavi Solutions Inc. (a)	72,281	388,149
		673,514
Electronic Equipment, Instruments & Components - 1.5%
FARO Technologies, Inc. (a)	4,800	186,480
InvenSense Inc. (a)	18,875	192,714
Maxwell Technologies, Inc. (a)	37,397	199,700
		578,894
Internet Software & Services - 0.8%
Liquidity Services, Inc. (a)	40,675	305,062

IT Services - 2.6%
Alliance Data Systems Corp. (a)	2,200	565,818
Fiserv, Inc. (a)	4,944	421,575
		987,393
Semiconductors & Semiconductor Equipment - 6.2%
Altera Corp.	8,300	402,965
Cavium Inc. (a)	5,750	391,115
Linear Technology Corp.	9,690	390,313
Maxim Integrated Products, Inc.	18,366	618,383
NXP Semiconductors N.V. (a)	7,050	596,782
		2,399,558
Software - 2.6%
Solera Holdings Inc.	15,200	732,184
Take-Two Interactive Software, Inc. (a)	9,435	274,842
		1,007,026
Technology Hardware, Storage & Peripherals - 1.9%
Nimble Storage, Inc. (a)	12,800	341,248
Silicon Graphics Int'l. Corp. (a)	35,375	176,875
Stratasys Ltd. (a)	3,900	119,574
3D Systems Corp. (a)	7,550	103,662
		741,359
Materials - 4.1%
Chemicals - 2.3%
Ecolab Inc.	4,606	502,699
Int'l. Flavors & Fragrances Inc.	3,510	384,520
		887,219
Metals & Mining - 1.8%
Freeport-McMoRan Inc.	39,650	421,876
Lundin Mining Corp. (a)	43,600	145,123
Stillwater Mining Co. (a)	15,200	145,160
		712,159
Utilities - 1.3%
Multi-Utilities - 1.3%
MDU Resources Group, Inc.	14,300	256,113
SCANA Corp.	4,850	256,517
		512,630

TOTAL COMMON STOCKS (COST $36,096,620)		38,656,966

4

THOMPSON IM FUNDS, INC.
THOMPSON MIDCAP FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 0.0%

Money Market Funds - 0.0%
Fidelity Money Market Portfolio Class I, 0.133% (b)	756	$756

Total Money Market Funds		756

TOTAL SHORT-TERM INVESTMENTS (COST $756)		756

TOTAL INVESTMENTS - 99.9% (COST $36,097,376)		38,657,722

NET OTHER ASSETS AND LIABILITIES - 0.1%		22,174

NET ASSETS - 100.0%		$38,679,896

(a)	Non-income producing security.
(b)	Represents the 7-day yield at August 31, 2015.

N.V.:	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC:	Public Limited Company

At August 31, 2015, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$36,220,747
Unrealized appreciation	$6,997,090
Unrealized depreciation	$(4,560,115)
Net unrealized appreciation (depreciation)	$2,436,975

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

The Global Industry Classification Standard ("GICS") was developed by and is the exclusive property and a service mark of MSCI Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P") and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

5

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

	Principal Amount	Value
BONDS - 98.4%

Asset-Backed Securities - 9.4%
America West Airlines
7.930% due 1/2/2019, Series 1999-1	7,944,717	$8,540,571
8.057% due 7/2/2020, Series 2000-1	26,048	29,694
7.100% due 4/2/2021, Series 2001-1	5,749,850	6,267,336

American Airlines
7.000% due 1/31/2018, Series 2011-1 B (e)	25,243,508	26,821,227

Ameritech Capital Funding Corp.
9.100% due 6/1/2016	2,420	2,531

AWAS Aviation Capital Ltd.
7.000% due 10/17/2016 (e)	32,864,125	33,028,446

Basketball Properties Ltd.
6.650% due 3/1/2025 (e)	4,932,610	5,314,887

Beaver Valley II Funding
9.000% due 6/1/2017	1,000	1,080

BellSouth Telecommunications, LLC
6.300% due 12/15/2015	1,933	1,958

British Airways PLC
5.625% due 6/20/2020, Series 2013-1 (e)	42,061,441	44,269,667
5.625% due 6/20/2020, Series 2013-1 B (e)	87,608	92,207

Bvps II Funding Corp.
8.890% due 6/1/2017	11,000	11,402

Continental Airlines
9.000% due 7/8/2016, Series 2009-1	614,556	648,357
6.748% due 3/15/2017, Series 1998-1 B	108,625	112,698
6.648% due 9/15/2017, Series 1998-1 A	1,617,642	1,662,127
6.900% due 1/2/2018, Series 1997-4 A	313,364	326,870
6.820% due 5/1/2018, Series 1998-3 A-1	115,466	122,971
6.000% due 1/12/2019, Series 2010-1 B	2,359,868	2,454,263
7.256% due 3/15/2020, Series 1999-2 A-1	36,192	39,630
6.250% due 4/11/2020, Series 2012-1 B	6,306,600	6,574,630
5.500% due 10/29/2020, Series 2012-2 B	8,204,047	8,491,189

Delta Air Lines
6.750% due 11/23/2015, Series 2010-2 B (e)	7,661,000	7,756,762
6.375% due 1/2/2016, Series 2010-1 B (e)	28,000	28,350
9.750% due 12/17/2016, Series 2009-1 B	731,076	784,079
8.021% due 8/10/2022, Series 2007-1 B	2,059,464	2,345,215
6.718% due 1/2/2023, Series 2002-1 G-1	4,074	4,634

Doric Nimrod Air Alpha
6.125% due 11/30/2019, Series 2013-1B (e)	38,246,513	39,680,757
6.125% due 11/30/2019, Series 2013-1B (e)	6,231,992	6,465,692

Doric Nimrod Air Finance Alpha Ltd.
6.500% due 5/30/2021, Series 2012-1 B (e)	24,240,360	25,073,405

Express Pipeline LP
7.390% due 12/31/2017 (e)	1,172,000	1,236,531

Federal Express Corp.
7.020% due 1/15/2016, Series 1998	798,165	818,120
7.840% due 1/30/2018, Series 1996	245,973	265,651

FPL Energy Caithness Funding Corp.
7.645% due 12/31/2018 (e)	1,590,480	1,693,861

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Asset-Backed Securities (continued)
General American Railcar
6.690% due 9/20/2016, Series 1997-1 (e)	100,055	$102,777
7.760% due 8/20/2018, Series III (e)	537,991	607,930

Hidden Ridge Facility
5.650% due 1/1/2022 (e)	4,327,103	4,519,625

Landmark Leasing LLC
6.200% due 10/1/2022, Series 2004A (e)	240,989	243,873

Midwest Family Housing LLC
5.168%due 7/1/2016 (e)	100,000	100,106

Northwest Airlines
7.691% due 4/1/2017, Series 2001-1 B	80,732	85,576
8.028% due 11/1/2017, Series 2007-1 B	98,476	107,644
7.575% due 3/1/2019, Series 1999-2 A	1,072,530	1,179,783
7.150% due 10/1/2019, Series 2000-1 G (b)	29,375	30,770
7.027% due 11/1/2019, Series 2007-1 A	12,282,550	13,679,690
6.264% due 11/20/2021, Series 2002-1 G-2	670,998	697,838

United Air Lines
10.400% due 11/1/2016, Series 2009-1	1,980,292	2,120,892

US Airways
8.360% due 1/20/2019, Series 1999-1A	78,679	84,186
8.000% due 10/1/2019, Series 2012-1 B	22,002,970	24,698,334
7.076% due 3/20/2021, Series 2001-1G	1,318,945	1,434,353

Virgin Australia Trust
5.000% due 10/23/2023, Series 2013-1A (e)	239,619	247,407

Total Asset-Backed Securities		280,907,582

Convertible Bonds - 0.3%
Hospitality Properties Trust
3.800% due 3/15/2027	7,309,000	7,309,000

Prospect Capital Corp.
5.500% due 8/15/2016	1,075,000	1,087,094

Total Convertible Bonds		8,396,094

Corporate Bonds - 85.6%
Air Lease Corp.
4.500% due 1/15/2016	12,985,000	13,101,865
5.625% due 4/1/2017	34,210,000	35,920,500

Alcoa Inc.
5.550% due 2/1/2017	118,000	122,425
6.750% due 7/15/2018	17,376,000	18,809,520
5.720% due 2/23/2019	1,400,000	1,470,000

Allied World Assurance Co. Holdings Ltd.
7.500% due 8/1/2016	127,000	133,771

Aluminum Company of America
6.500% due 6/15/2018	26,507,000	28,468,518

Ameriprise Financial, Inc.
7.518% due 6/1/2066 (b)	2,329,000	2,276,598

Assured Guaranty US Holdings Inc.
6.400% due 12/15/2066 (b)	15,242,000	10,783,715

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Astoria Financial Corp.
5.000% due 6/19/2017	57,301,000	$59,870,205

Aviation Capital Group Corp.
3.875% due 9/27/2016 (e)	1,639,000	1,665,634
4.625% due 1/31/2018 (e)	1,080,000	1,109,700

Avnet, Inc.
6.625% due 9/15/2016	587,000	615,580

Avon Products, Inc.
5.750% due 3/1/2018	2,830,000	2,745,100
6.500% due 3/1/2019	62,403,000	58,034,790
5.350% due 3/15/2020 (b)	500,000	426,250

Bank of America Corp.
2.210% due 11/2/2015 (b)	70,000	69,851
6.000% due 6/15/2016	160,000	165,759
5.750% due 8/15/2016	50,000	51,948
1.370% due 10/9/2024 (b)	35,000,000	34,562,500

Bank of New York Mellon Corp.
4.950% due 6/20/2020 (b) (d)	3,000,000	2,973,750

BGC Partners Inc.
5.375% due 12/9/2019	2,875,000	2,990,000

BioMed Realty, L.P.
3.850% due 4/15/2016	2,438,000	2,469,604

BMC Software, Inc.
7.250% due 6/1/2018	7,312,000	6,772,740

Carpenter Technology Corp.
6.990% due 4/20/2018	415,000	442,022
7.060% due 5/21/2018	500,000	529,871
7.030% due 5/22/2018	8,000	8,472

Centel Capital Corp.
9.000% due 10/15/2019	10,000	11,876

Centrais Eletricas Brasileiras S.A.
6.875% due 7/30/2019 (e)	32,373,000	31,256,131
6.875% due 7/30/2019 (e)	1,345,000	1,298,598
5.750% due 10/27/2021 (e)	16,365,000	13,337,475

Citigroup, Inc.
1.295% due 10/15/2024 (b)	35,000,000	33,078,150

Cliffs Natural Resources Inc.
5.950% due 1/15/2018 (b)	6,263,000	3,288,075
5.900% due 3/15/2020	61,404,000	20,877,360

CNA Financial Corp.
6.950% due 1/15/2018	605,000	670,192

Coca-Cola HBC Finance B.V.
5.500% due 9/17/2015	203,000	203,278

Columbia Property Trust
5.875% due 4/1/2018	130,000	140,723

Commercial Net Lease Realty, Inc.
6.150% due 12/15/2015	443,000	449,277

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
CommonWealth REIT
5.875% due 9/15/2020	7,627,000	$8,331,369

Computer Sciences Corp.
6.500% due 3/15/2018	18,488,000	20,382,022

Continental Resources, Inc.
7.375% due 10/1/2020	6,427,000	6,619,810
7.125% due 4/1/2021	22,154,000	23,095,545

Con-way Inc.
7.250% due 1/15/2018	10,489,000	11,623,417

Copano Energy, LLC
7.125% due 4/1/2021	5,685,000	5,933,702

Corn Products Int'l., Inc.
3.200% due 11/1/2015	500,000	501,721

Countrywide Financial Corp.
6.250% due 5/15/2016	3,626,000	3,745,589
5.250% due 5/27/2020	379,000	375,084
6.000% due 8/26/2020 (c)	140,000	139,011

Countrywide Home Loans, Inc.
5.500% due 5/16/2018	249,000	246,520

Darden Restaurants, Inc.
6.450% due 10/15/2017 (b)	6,610,000	7,277,788

Denali Borrower LLC / Denali Finance Corp.
5.625% due 10/15/2020 (e)	50,645,000	51,911,125

Development Bank of Kazakhstan
6.500% due 6/3/2020 (e)	5,055,000	5,206,650
4.125% due 12/10/2022 (e)	39,356,000	34,042,940

Discover Financial Services
6.450% due 6/12/2017	590,000	638,134
10.250% due 7/15/2019	11,239,000	13,578,016

Dominion Resources, Inc.
7.500% due 6/30/2066 (b)	18,248,000	16,263,530

Domtar Corp.
9.500% due 8/1/2016	362,000	389,914
10.750% due 6/1/2017	7,559,000	8,590,932

Dow Chemical Co.
2.850% due 5/15/2016	18,000	17,983
2.900% due 5/15/2016	200,000	199,850
2.350% due 8/15/2016	20,000	20,007

Dun & Bradstreet Corp.
2.875% due 11/15/2015	105,000	105,369

El Paso Corp.
7.000% due 6/15/2017	2,902,000	3,117,920

Embraer Overseas Ltd.
6.375% due 1/24/2017	10,396,000	10,824,315

Entergy Corp.
3.625% due 9/15/2015	1,418,000	1,419,217

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Enterprise Products Operating LLC
7.000% due 6/1/2067 (b)	9,613,000	$8,795,895

Everest Reinsurance Holdings Inc.
6.600% due 5/15/2037 (b)	8,692,000	8,409,510

Expedia, Inc.
7.456% due 8/15/2018	3,981,000	4,535,645

Fairfax Financial Holdings Ltd.
8.250% due 10/1/2015	2,069,000	2,080,036
7.375% due 4/15/2018	29,666,500	32,395,877
5.800% due 5/15/2021 (e)	12,040,000	12,874,372

Fidelity National Financial, Inc.
6.600% due 5/15/2017	15,965,000	17,095,162

Fifth Third Bancorp
4.900% due 9/30/2019 (b) (d)	54,690,000	51,271,875

First Midwest Bancorp, Inc.
5.875% due 11/22/2016	1,175,000	1,223,632

Fortune Brands, Inc.
5.375% due 1/15/2016	24,000	24,391

Gazprom OAO Via Gaz Capital S.A.
8.146% due 4/11/2018 (e)	4,500,000	4,784,175
9.250% due 4/23/2019 (e)	30,596,000	33,803,991
9.250% due 4/23/2019 (e)	30,000,000	33,145,500

GE Capital Trust I
6.375% due 11/15/2067 (b)	19,127,000	20,430,027

General Electric Capital Corp.
5.000% due 4/15/2016	45,000	45,893
0.684% due 5/5/2026 (b)	613,000	585,280
6.375% due 11/15/2067 (b)	5,706,000	6,091,155

Genworth Financial Inc.
7.700% due 6/15/2020	2,918,000	3,042,015

GFI Group Inc.
8.625% due 7/19/2018 (b)	64,199,000	70,618,900

Globo Comunicacao e Participacoes S.A.
5.307% due 5/11/2022 (c) (e)	10,700,000	10,940,750

Goldman Sachs Group, Inc.
1.333% due 2/19/2018 (b)	5,000,000	4,986,885
1.786% due 6/17/2023 (b)	1,764,000	1,694,925

Great Plains Energy Inc.
6.875% due 9/15/2017	30,000	32,426

Harsco Corp.
5.750% due 5/15/2018	23,184,000	23,415,840

HCP, Inc.
6.300% due 9/15/2016	225,000	235,658

Hiland Partners, LP
7.250% due 10/1/2020 (e)	23,110,000	24,438,825

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Horace Mann Educators Corp.
6.850% due 4/15/2016	9,315,000	$9,638,929

Hospitality Properties Trust
6.300% due 6/15/2016	1,873,000	1,896,504
5.625% due 3/15/2017	11,508,000	12,083,285
6.700% due 1/15/2018	5,007,000	5,390,236

Host Hotels & Resorts LP
6.000% due 11/1/2020	6,584,000	6,811,029

HRPT Properties Trust
6.250% due 8/15/2016	4,645,000	4,732,781
6.250% due 6/15/2017	5,678,000	5,953,008
6.650% due 1/15/2018	33,478,000	35,981,887

Ingram Micro Inc.
5.250% due 9/1/2017	750,000	792,388

International Game Technology
7.500% due 6/15/2019	4,888,000	5,230,160

International Lease Finance Corp.
6.750% due 9/1/2016 (e)	14,286,000	14,860,297

INVISTA Finance LLC
4.250% due 10/15/2019 (e)	15,390,000	15,236,100

ITT Hartford Financial Services Group, Inc.
7.300% due 11/1/2015	145,000	146,508

J.C. Penney Corp, Inc.
6.875% due 10/15/2015	3,071,000	3,088,812

Jabil Circuit, Inc.
7.750% due 7/15/2016	5,069,000	5,271,760
8.250% due 3/15/2018	71,065,000	79,869,953

John Hancock Life Ins. Co.
5.450% due 9/15/2015	201,000	201,170
5.450% due 10/15/2015	29,000	28,995
5.500% due 11/15/2015	75,000	75,354
5.250% due 12/15/2015	25,000	25,234
5.500% due 12/15/2015	25,000	25,224
5.000% due 4/15/2016	60,000	60,942

JPMorgan Chase & Co.
7.900% due 4/30/2018 (b) (d)	78,324,000	82,240,200

Kinder Morgan Inc.
7.000% due 2/1/2018	22,258,000	24,437,147

Lexmark International, Inc.
6.650% due 6/1/2018	4,262,000	4,708,317

LG&E and KU Energy LLC
2.125% due 11/15/2015 (e)	150,000	150,391

Life Technologies Corp.
3.500% due 1/15/2016	596,000	600,837

Lincoln National Corp.
7.000% due 5/17/2066 (b)	27,985,000	23,759,265
6.050% due 4/20/2067 (b)	20,155,000	16,930,200

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Manufacturers & Traders Trust Co.
5.585% due 12/28/2020 (b)	14,173,000	$14,269,164
5.629% due 12/1/2021 (b)	1,002,000	1,007,010

Marriott Int'l., Inc.
6.200% due 6/15/2016	60,000	62,273

Masco Corp.
6.125% due 10/3/2016	10,406,000	10,806,423
5.850% due 3/15/2017	3,792,000	4,003,404
6.625% due 4/15/2018	13,741,000	15,012,042

MBIA Inc.
6.400% due 8/15/2022	83,107,000	82,068,162

Merrill Lynch & Co.
6.050% due 5/16/2016	6,595,000	6,804,800
8.400% due 11/1/2019	310,000	365,624

MetLife, Inc.
5.250% due 6/15/2020 (b) (d)	4,000,000	3,980,000

Midcontinent Express Pipeline LLC
6.700% due 9/15/2019 (e)	17,665,000	18,371,600

Morgan Stanley
1.960% due 4/1/2021 (b)	130,000	133,900
1.960% due 6/9/2023 (b)	100,000	101,250

MPT Operating Partnership, L.P.
6.875% due 5/1/2021	47,837,000	50,228,850
6.375% due 2/15/2022	10,000,000	10,537,500

National City Bank of Indiana
4.250% due 7/1/2018	200,000	211,998

National Retail Properties Inc.
6.875%due 10/15/2017	1,023,000	1,124,979

National Rural Utilities
7.200% due 10/1/2015	50,000	50,216
7.200% due 10/1/2015	80,000	80,314

Navient Corp.
5.875% due 3/25/2021	500,000	448,750

NIPSCO Capital Markets, Inc.
7.860% due 3/27/2017	96,000	103,541

Noble Drilling Corp.
7.500% due 3/15/2019	21,428,000	22,956,095

Noble Holding Int'l. Ltd.
4.900% due 8/1/2020	24,209,000	22,241,995
4.625% due 3/1/2021	24,799,000	21,476,752

Northern Indiana Public Service Co.
7.590% due 6/12/2017	182,000	197,241

Omega Healthcare Investors, Inc.
6.750% due 10/15/2022	17,210,000	17,855,375

Owens Corning
6.500%due 12/1/2016	217,000	229,137

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Pemex Project Funding Master Trust
9.250% due 3/30/2018	20,000	$23,044

Petrobras Energia S.A.
5.875% due 5/15/2017 (e)	13,500,000	13,601,250
5.875% due 5/15/2017 (e)	24,549,000	24,733,117

Petrobras Int'l. Finance Co. S.A.
8.375% due 12/10/2018	727,000	747,356
7.875% due 3/15/2019	21,903,200	22,073,607
5.750% due 1/20/2020	11,320,000	10,297,012
5.375% due 1/27/2021	1,865,000	1,643,998

PetroLogistics LP / PetroLogistics Finance Corp.
6.250% due 4/1/2020	629,000	663,205

Pitney Bowes Inc.
4.750% due 1/15/2016	167,000	169,773
5.250% due 1/15/2037	3,501,000	3,684,060

Plains Exploration & Production Co.
6.125% due 6/15/2019	12,983,000	12,171,562
6.500% due 11/15/2020	17,827,000	16,623,677
6.625% due 5/1/2021	30,335,000	27,908,200
6.750% due 2/1/2022	14,470,000	13,167,700
6.875% due 2/15/2023	2,364,000	2,121,690

Platinum Underwriters Finance, Inc.
7.500% due 6/1/2017	15,976,000	17,356,933

Plum Creek Timberlands LP
5.875% due 11/15/2015	50,000	50,477

PNC Financial Services Group
6.750% due 8/1/2021 (b) (d)	34,389,000	37,698,941

PPF Funding, Inc.
5.625% due 1/15/2017 (e)	245,000	254,584

Principal Life Income Funding Trusts
1.840% due 4/1/2016 (b)	50,000	49,908

Prologis, Inc.
6.875% due 3/15/2020	69,000	77,529

Provident Cos., Inc.
7.000% due 7/15/2018	1,057,000	1,189,363

Reckson Operating Partnership, L.P.
6.000% due 3/31/2016	1,301,000	1,333,499

Regency Energy Partners LP
6.500% due 7/15/2021	41,990,000	43,354,675

Reinsurance Group of America, Inc.
6.750% due 12/15/2065 (b)	33,768,000	28,829,430

Russian Agricultural Bank OJSC via RSHB Capital S.A.
5.298% due 12/27/2017 (e)	10,000,000	9,872,800
5.298% due 12/27/2017 (e)	2,000,000	1,974,560
7.750% due 5/29/2018 (e)	5,000,000	5,138,900

Russian Railways via RZD Capital PLC
5.739% due 4/3/2017 (e)	5,745,000	5,856,533
5.700% due 4/5/2022 (e)	28,200,000	26,070,900

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Seagate HDD Cayman
7.000% due 11/1/2021	2,569,000	$2,735,985

Security Benefit Life Insurance
8.750% due 5/15/2016 (e)	8,000,000	8,372,656

Select Income REIT
2.850% due 2/1/2018	25,175,000	25,256,693

Seminole Indian Tribe of Florida
8.030% due 10/1/2020 (e)	33,300,000	35,464,500

SESI LLC
6.375% due 5/1/2019	30,286,000	30,134,570
7.125% due 12/15/2021	47,391,000	47,280,105

Skyway Concession Co. LLC
0.562% due 6/30/2017 (b) (e)	68,050,000	64,647,500

SL Green Realty Corp.
5.000% due 8/15/2018	16,215,000	17,297,578

SLM Corp.
5.100% due 6/15/2017 (c)	16,000	15,943
5.000% due 6/15/2018	98,000	95,305
5.500% due 3/15/2019	800,000	800,249
6.000% due 3/15/2019 (c)	140,000	140,065
6.600% due 3/15/2019 (c)	395,000	392,935
5.190% due 4/24/2019	731,000	679,830
8.000% due 3/25/2020	671,000	679,388
6.250% due 9/15/2020 (c)	172,000	172,166
6.500% due 12/15/2020 (c)	71,000	71,040
6.750% due 12/15/2020 (c)	306,000	306,235
6.750% due 12/15/2020 (c)	95,000	95,085
6.000% due 6/15/2021	261,000	259,025
6.000% due 6/15/2021	20,000	19,126
6.150% due 6/15/2021	146,000	144,405
6.150% due 6/15/2021	52,000	51,839
7.250% due 1/25/2022	602,000	567,385

Southwestern Energy Co.
7.500% due 2/1/2018	329,000	356,421

StanCorp Financial Group, Inc.
6.900% due 6/1/2067 (b)	39,634,000	36,141,254

Standard Chartered PLC
4.000% due 7/12/2022 (b) (e)	37,273,000	37,920,581

Stanley Black & Decker Inc.
5.750% due 12/15/2053 (b)	1,050,000	1,124,813

State Street Corp.
5.250% due 9/15/2020 (b) (d)	2,000,000	2,002,500

Susa Partnership L.P.
8.200% due 6/1/2017	16,000	17,670
7.450% due 7/1/2018	130,000	150,085

Symantec Corp.
2.750% due 9/15/2015	301,000	301,117

Tech Data Corp.
3.750% due 9/21/2017	4,301,000	4,441,053

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Corporate Bonds (continued)
Transocean Inc.
6.000% due 3/15/2018	32,986,000	$31,501,630
7.375% due 4/15/2018	4,808,000	4,699,820

Unitrin, Inc.
6.000% due 5/15/2017	14,577,000	15,410,746

Wells Fargo & Co.
7.980% due 3/15/2018 (b) (d)	62,897,000	67,142,547

Western Power Distribution
7.250% due 12/15/2017 (e)	2,335,000	2,532,571

Western Union Co.
5.930% due 10/1/2016	29,677,000	30,983,263

Westvaco Corp.
7.650% due 3/15/2027	256,000	279,713
7.500% due 6/15/2027	447,000	473,625

Wyndham Worldwide
5.750% due 2/1/2018	2,046,000	2,149,753

XL Group PLC
6.500% due 4/15/2017 (b) (d)	91,235,000	71,847,562

ZFS Finance USA Trust II
6.450% due 12/15/2065 (b) (e)	5,000,000	5,075,000

Zions Bancorporation
4.500% due 3/27/2017	1,125,000	1,169,346
3.600% due 6/30/2018	205,000	204,139

Total Corporate Bonds		2,548,096,351

Federal Agency Mortgage-Backed Securities - 0.0%
Fannie Mae
6.500% due 1/1/2019, Series 76-9194F	23,018	24,014
6.000% due 10/1/2037, Series 88-8736F	143,123	156,607
6.000% due 3/1/2038, Series 25-7134F	116,149	127,037

Freddie Mac
4.500% due 5/1/2018, Series P1-0032	16,022	16,048
6.500% due 12/1/2018, Series C9-0241	19,057	21,777
6.000%due 11/1/2021, Series G1-2449	32,852	35,579
6.000% due 2/1/2022, Series G1-2758	65,585	71,480

Ginnie Mae
5.500% due 6/15/2017, Series 58-4476X	674	680
5.500% due 7/20/2018, Series 00-3411M	6,313	6,549
7.000% due 5/15/2033, Series 78-2071X	36,258	43,679
5.500% due 6/20/2038, Series 00-4163M	16,786	17,973

Total Federal Agency Mortgage-Backed Securities		521,423

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Taxable Municipal Bonds - 2.9%
California Earthquake Authority
6.169% due 7/1/2016	295,000	$301,933

Casino Reinvestment Development Authority NJ
5.340% due 6/1/2020	9,765,000	9,939,403

City of Atlantic City NJ
4.750% due 12/15/2015	220,000	221,808

City of Cleveland OH Airport System Revenue
5.239% due 1/1/2017	440,000	448,642

City of Detroit MI Water Supply System Revenue
3.607% due 7/1/2016	170,000	171,131

City of Miami FL
6.750% due 12/1/2018	1,310,000	1,442,808

County of Reeves TX Certs. of Participation
4.250% due 12/1/2015	5,000	5,007
6.150% due 12/1/2015	550,000	552,107
7.000% due 12/1/2015	15,000	15,073
5.000% due 12/1/2016	65,000	65,928
6.000% due 12/1/2016	75,000	75,505
5.000% due 12/1/2017	45,000	46,104
6.250% due 12/1/2017	20,000	20,132
7.400% due 12/1/2017	480,000	484,493
5.625% due 12/1/2018	125,000	131,170
6.500% due 12/1/2018	225,000	226,652
7.500% due 12/1/2018	35,000	35,341
6.750% due 12/1/2019	1,290,000	1,299,120
6.125% due 12/1/2020	680,000	726,804
6.875% due 12/1/2020	370,000	371,724
6.375% due 12/1/2021	45,000	48,711
7.000% due 12/1/2021	480,000	482,366
7.700% due 12/1/2021	3,340,000	3,368,590

District of Columbia Revenue
4.713% due 10/1/2016	125,000	125,521
5.375% due 10/1/2018	1,455,000	1,470,321

Eastern Illinois University
5.000% due 4/1/2017	405,000	419,859
5.250% due 4/1/2018	480,000	509,040
5.450% due 4/1/2019	220,000	236,834
5.600% due 4/1/2020	585,000	625,956
5.700% due 4/1/2021	125,000	133,345

Fannin County TX Public Facility Corp.
2.950% due 10/1/2015	335,000	335,335
3.950% due 10/1/2016	675,000	683,674
4.600% due 10/1/2017	740,000	754,075
5.200% due 10/1/2019	515,000	531,398
5.650% due 10/1/2021	825,000	865,606

Florida State Mid-Bay Bridge Authority
3.784% due 10/1/2021	5,000,000	5,046,850

Garza County TX Public Facility Corp.
6.200% due 10/1/2020	2,265,000	2,365,702

Guam Gov't. Waterworks Authority
1.880% due 7/1/2016	3,320,000	3,317,377
2.516% due 7/1/2017	210,000	209,116
3.061% due 7/1/2018	255,000	256,288

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Taxable Municipal Bonds (continued)
Kentucky Economic Development Finance Authority
7.000% due 12/1/2021	270,000	$273,113

Lancaster PA Parking Authority
5.760% due 12/1/2017	510,000	525,336

LL & P Wind Energy, Inc. WA
5.733% due 12/1/2017 (e)	675,000	682,506
5.983% due 12/1/2022 (e)	8,595,000	8,739,912

Memphis TN Health Educational & Housing Facility Board
4.500% due 3/1/2018	200,000	200,054

New Jersey Economic Development Authority
5.000% due 6/15/2017 (e)	530,000	539,397

New Jersey Sports & Exposition Authority
6.076% due 3/1/2023	615,000	662,232

Pontotoc County OK Educational Facilities Authority
4.119% due 9/1/2023	360,000	372,546

Public Finance Authority WI Student Housing Revenue
4.500% due 7/1/2021	1,730,000	1,722,855

Puerto Rico Commonwealth Gov't. Development Bank
4.704% due 5/1/2016	24,080,000	9,151,122
3.875% due 2/1/2017	8,000,000	2,880,320
4.375%due 2/1/2019	12,395,000	3,843,318

San Luis AZ Facility Development Corp.
4.050% due 5/1/2016	1,005,000	1,006,055
4.650%due 5/1/2017	1,130,000	1,131,424
5.050% due 5/1/2018	780,000	786,318
5.350% due 5/1/2019	1,240,000	1,252,251
5.600% due 5/1/2020	670,000	678,415
5.700% due 5/1/2020	850,000	863,115
5.800% due 5/1/2021	1,055,000	1,068,715
5.900% due 5/1/2021	980,000	996,199
6.100% due 5/1/2022	1,030,000	1,043,009
6.200% due 5/1/2022	1,035,000	1,046,965

Summit County OH Development Finance Authority
6.250% due 5/15/2026	665,000	697,379

West Texas Detention Facility Corp.
3.800% due 11/1/2016	1,000,000	1,014,050
4.400% due 11/1/2017	1,195,000	1,224,110
4.700% due 11/1/2018	920,000	951,418

Willacy County TX Local Gov't. Corp.
7.800% due 12/1/2028	1,530,000	606,278

Willacy County TX Public Facility Corp.
5.000% due 12/1/2015	1,230,000	1,235,646
6.000% due 12/1/2016	1,330,000	1,371,509
6.000% due 12/1/2017	390,000	407,905
5.600%due 12/1/2018	420,000	443,281

Total Taxable Municipal Bonds		85,783,602

THOMPSON IM FUNDS, INC.
THOMPSON BOND FUND
SCHEDULE OF INVESTMENTS
August 31, 2015 (Unaudited)

	Principal Amount	Value
BONDS (continued)

Tax-Exempt Municipal Bonds - 0.2%
Casino Reinvestment Development Authority NJ
5.250% due 6/1/2019	5,000,000	$5,015,650

Puerto Rico Commonwealth
5.500% due 7/1/2018	100,000	101,839
5.500% due 7/1/2019	100,000	101,805

Puerto Rico Electric Power Authority
5.000% due 7/1/2019	770,000	769,969

Puerto Rico Highways & Transportation Authority
4.125% due 7/1/2019	120,000	117,094

Puerto Rico Municipal Finance Agency
5.250% due 8/1/2019	100,000	100,027

Total Tax-Exempt Municipal Bonds		6,206,384

TOTAL BONDS (COST $3,124,416,043)		2,929,911,436

	Shares
SHORT-TERM INVESTMENTS - 0.0%

Money Market Funds - 0.0%
Fidelity Money Market Portfolio Class I, 0.133% (a)	35	35

Total Money Market Funds		35

TOTAL SHORT-TERM INVESTMENTS (COST $35)		35

TOTAL INVESTMENTS - 98.4% (COST $3,124,416,078)		2,929,911,471

NET OTHER ASSETS AND LIABILITIES - 1.6%		47,496,855

NET ASSETS - 100.0%		$2,977,408,326

(a) Represents the 7-day yield at August 31, 2015.
(b) Rate shown represents the current coupon rate at August 31, 2015.
(c) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(d) Perpetual maturity; date shown represents next contractual call date.
(e) Security subject to restrictions on resale under federal securities laws and which therefore may only be resold upon registration under the Securities Act of 1933, as amended, or in transactions exempt from registration, including sales to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. It has been deemed liquid under guidance approved by the Board.

B.V.:	Besloten Vennootschap is the Dutch term for a private limited liability corporation.
PLC:	Public Limited Company
REIT:	Real Estate Investment Trust
S.A.:	Generally designates corporations in various countries, mostly those employing the civil law.

At August 31, 2015, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Federal tax cost	$3,124,571,092
Unrealized appreciation	$16,047,045
Unrealized depreciation	$(210,706,666)
Net unrealized appreciation (depreciation)	$(194,659,621)

The tax basis of investments for tax and financial reporting purposes differ principally due to wash sales.

The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
August 31, 2015

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to board oversight. The Advisor has established a valuation committee (the “Committee”). The Committee and other Advisor employees administer, implement, and oversee the fair valuation process and make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

SECURITY VALUATION - Each Fund’s listed or exchange-traded investments are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). Exchange traded options are valued at the last reported sale price on an exchange on which the option is traded. If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will be used. Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.

Debt investments are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Debt securities with remaining maturities of 60 days or less are generally valued on an amortized cost basis.

Where market quotations are not readily available or are unreliable, a fair value is determined in good faith pursuant to procedures established by the Funds’ Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. No securities in any of the Funds were fair valued as of August 31, 2015.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

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Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. Investments whose values are based on quoted market prices in active markets, and which are therefore classified as level-1 securities, include active listed equities and certain U.S. government obligations.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs, are classified as level-2 securities. These include certain U.S. government obligations, most government agency securities, investment-grade corporate bonds, sovereign bonds, municipal bonds, and less liquid listed equities. Level-2 investments include positions that are not traded in active markets.

Investments classified as level-3 securities have significant unobservable inputs, as they trade infrequently or not at all. Level-3 instruments include private-placement and less liquid corporate and municipal debt securities. When observable prices are not available for these securities, the Fund uses one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Fund in estimating the value of level-3 investments include the original transaction price and recent transactions in the same or similar instruments.

The following is a summary of the inputs used to value the Funds’ investments as of August 31, 2015:

LargeCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common stocks	$110,822,512	$-	$-	$110,822,512
Short-term investments	52,675	-	-	52,675
Total Assets	$110,875,187	$-	$-	$110,875,187

MidCap Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Common stocks	$38,656,966	$-	$-	$38,656,966
Short-term investments	756	-	-	756
Total Assets	$38,657,722	$-	$-	$38,657,722

Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Investment Securities:
Bonds	-	$2,929,911,436	$-	$2,929,911,436
Short-term investments	$35	-	-	35
Total Assets	$35	$2,929,911,436	$-	$2,929,911,471

There were no transfers between level-1 and level-2 securities and the Funds did not invest in any level-3 investments as of and during the fiscal period ended August 31, 2015. It is the Funds’ policy to record transfers at the end of the reporting period. Refer to each Fund’s Schedule of Investments for additional information regarding security types and industry classifications.

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Item 2. Controls and Procedures

(a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant’s management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-Q, the Registrant’s management, including its principal executive and financial officers, has concluded that the design and operation of the Registrant’s disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

(b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

The following exhibits are attached to this Form N-Q:
Exhibit No.	Description of Exhibit
3(a)	Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002
3(b)	Certification of Principal Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 27th day of October, 2015.

THOMPSON IM FUNDS, INC.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer (Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 27th day of October, 2015.

By:	/s/ Jason L. Stephens
Jason L. Stephens, Chief Executive
Officer (Principal Executive Officer)

By:	/s/ Penny M. Hubbard
Penny M. Hubbard, Chief Financial
Officer (Principal Financial Officer)

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